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                      [IDS MUTUAL FUND GROUP LETTERHEAD]

LESLIE L. OGG
VICE PRESIDENT AND GENERAL COUNSEL


December 1, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:  Ms. Patsy Mengiste, Document Control - EDGAR

Re:    IDS Investment Series, Inc.
        IDS Diversified Equity Income Fund
        IDS Mutual
       File No. 2-11328/811-54

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

IDS INVESTMENT SERIES, INC.





/s/ Leslie L. Ogg
Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/TM/rjf